Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2023	44,682,427
Balance at Dec. 31, 2023	$ 855,817	$ 95,220	$ 77,480	$ (4,371)	$ 1,024,146
Net earnings	0	0	134,375	0	134,375
Other comprehensive earnings	0	0	0	(8,059)	(8,059)
Stock option expense	$ 0	25,311	0	0	25,311
Stock options exercised (in shares)	586,245
Stock options exercised	$ 74,091	(15,737)	0	0	58,354
Dividends	$ 0	0	(46,381)	0	$ (46,381)
Balance (in shares) at Dec. 31, 2024	45,268,672				44,682,427
Balance at Dec. 31, 2024	$ 929,908	104,794	165,474	(12,430)	$ 1,187,746
Net earnings	0	0	145,047	0	145,047
Other comprehensive earnings	0	0	0	3,909	3,909
Stock option expense	$ 0	27,387	0	0	$ 27,387
Stock options exercised (in shares)	453,814				453,814
Stock options exercised	$ 76,646	(14,611)	0	0	$ 62,035
Dividends	$ 0	0	(50,125)	0	$ (50,125)
Balance (in shares) at Dec. 31, 2025	45,722,486				45,268,672
Balance at Dec. 31, 2025	$ 1,006,554	$ 117,570	$ 260,396	$ (8,521)	$ 1,375,999